Ultra Series Fund | Aggressive Allocation Fund
Ultra Series Fund
Supplement dated November 23, 2015 to the Prospectus dated May 1, 2015

This Supplement dated November 23, 2015 amends the Prospectus of the Ultra Series Fund dated May 1, 2015 as supplemented October 19, 2015 and November 4, 2015.

Aggressive Allocation Fund
The average annual total return chart on page 12 is deleted and replaced with the following:
Average Annual Total ReturnsFor Periods Ended December 31, 2014
Average Annual Total Returns - Ultra Series Fund - Aggressive Allocation Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class I	Class I Shares	7.46%		10.33%		4.82%		Jun. 30, 2006
Class II	Class II Shares	7.19%		10.06%		13.20%		May 01, 2009
S&P 500 Index (Since Inception 6/30/2006)	S&P 500® Index	13.69%		15.45%		8.13%
S&P 500 Index (Since Inception 5/01/2009)	S&P 500® Index	13.69%		15.45%		18.73%
Aggressive Allocation Fund Custom Index (Since Inception 5/01/2009)	Aggressive Allocation Fund Custom Index	8.53%	[1]	11.72%	[1]	14.85%	[1]
Aggressive Allocation Fund Custom Index (Since Inception 6/30/2006)	Aggressive Allocation Fund Custom Index	8.53%	[1]	11.72%	[1]	7.11%	[1]
[1]	The Aggressive Allocation Fund Custom Index consists of 64% Russell 3000® Index, 16% MSCI AWCI ex-USA Index and 20% BarclaysU.S. Aggregate Bond Index.